                                 MAIRS AND POWER
                               BALANCED FUND, INC.


1ST QUARTER REPORT
March 31, 2004


To Our Shareholders:                                                May 25, 2004

FIRST QUARTER RESULTS

The Balanced Fund continued to perform relatively well in the first quarter with both stocks and bonds contributing to overall results. Based on a net asset value of $54.72 per share on March 31, 2004, the Fund produced a very respectable total investment return of 3.5% after adjustment for the reinvestment of cash dividends. By comparison, both the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average showed lesser returns of only 1.7% and -0.4%, respectively. Bond returns were better with the Lehman Bros. Gov't/Credit Bond Index experiencing a return of 3.1%. The Fund also compared favorably with a Lipper peer group of 566 balanced funds which turned in an average return of 2.1% for the quarter.

The overall economy continued to show solid growth with Gross Domestic Product improving at a 4.2% annual rate, pretty much in line with the 4.1% rate for the fourth quarter of last year. Growth was broadly based with all major components showing progress. Consumer spending, the largest sector representing some two thirds of the total economy, registered a 3.8% rate of growth. Although investment in non-residential construction was down 6.5%, business spending on equipment and software continued to rise at a rather brisk 11.5% annual rate. Inventory levels also continued to be rebuilt, contributing 0.3% to overall growth. Government spending increased 2.0% mainly in response to higher defense outlays. Finally, a 3.2% growth in exports, which out-paced a slower 2.0% increase in imports, also had a positive effect on economic growth.

Corporate profit growth was clearly the "major story" of the first quarter rising at an estimated 25% annual rate in response to such factors as overall economic growth, some return of pricing power, continued productivity improvement and positive currency translation adjustments.

Interest rates were relatively stable during the quarter, although longer term interest rates have since risen significantly in response to growing inflationary pressures. A sudden improvement in job creation together with greater than expected increases in energy prices have raised major concerns over the outlook for inflation. While the Federal Reserve has not as yet altered its policy, Chairman Greenspan has signaled the likelihood of a change in the months to come, probably this summer.

Despite the strength in corporate profits, the stock market languished during the first quarter as investors became increasingly worried over such issues as the future direction of the economy, deficit spending, rising energy prices, terrorism and our involvement in Iraq. Consequently, more defensive industry groups (consumer staples, energy, financials and utilities) performed best while more economically sensitive groups (basic industries, capital goods, technology and transportation) fared the worst. Among individual holdings in the Fund, MTS Systems (+43.9%), Pentair (+29.1%), Sturm, Ruger (+18.8%), Schlumberger (+16.7%) and Burlington Resources (+14.9%) did the best while Bristol-Myers Squibb (-15.3%), Wyeth (-11.5%), Emerson Electric (-7.5%), US Bancorp. (-5.8%) and
eFunds (-5.5%) performed the worst.

FUTURE OUTLOOK

With the economy finally starting to create new jobs at a rate normally associated with a period of recovery, the outlook for consumer spending seems much improved. The momentum in business spending should also continue, given a favorable outlook for final demand and the continual need to reduce costs and improve efficiency. Finally, government spending seems destined to continue growing in view of our increasing foreign commitments, the ever expanding domestic agenda and the fact that 2004 is a presidential election year. Consequently, Gross Domestic Product is projected to continue to grow at an above average rate of at least 4% over the remainder of the year with corporate profits moving ahead at a faster low "double digit" rate.

Given the improving economy and the recent rise in energy prices, the outlook for inflation has certainly deteriorated in recent months. However, ample production capacity as indicated by recent capacity utilization figures together with a continuing very-competitive market place should hold the inflation rate to around 3% over the near term. While the Fed seems likely to initiate a gradual increase in the Fed funds rate, possibly as early as June, 2004, the recent increase in the ten year U.S. Treasury benchmark yield (approximately 100 basis points to around 4.75%) is thought to have already discounted such a change. As a result, the bond market may not deteriorate much further over the near term unless the rate of inflation or the economy turns out to be stronger than we now expect.

The stock market outlook remains favorable considering the expected growth in corporate profits and valuation levels that do not appear out of line relative to the current level of interest rates. However, continued problems in the Middle East as well as the potential for higher inflation and interest rates may keep returns below where they might otherwise be. Moreover, the growth in hedge fund assets and related performance pressures combined with the potential for sudden changes in the economic and political outlook may result in greater market volatility.


                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2004

FIXED INCOME SECURITIES

  FACE                                                                                             MARKET
 AMOUNT                                    SECURITY DESCRIPTION                                    VALUE
-----------  -----------------------------------------------------------------------------      ------------
             FEDERAL AGENCY OBLIGATIONS  4.9%
$   250,000  Federal Home Loan Bank                                   7.235%      10/19/10      $    269,865
    250,000  Federal Home Loan Bank                                    5.65%      08/13/18           250,028
    250,000  Federal Home Loan Bank                                   6.125%      09/12/18           261,547
    250,000  Federal Home Loan Bank                                   6.125%      10/22/18           250,641
    250,000  Federal Home Loan Bank                                    6.15%      11/05/18           256,546
    250,000  Federal Home Loan Bank                                    6.00%      01/07/19           252,127
    250,000  Federal Home Loan Mortgage Corporation                    6.40%      08/27/18           254,724
    250,000  Federal Home Loan Mortgage Corporation                    6.00%      12/17/18           255,163
    250,000  Federal Home Loan Mortgage Corporation                    6.00%      02/26/19           251,651
    300,000  Federal National Mortgage Association                     7.00%      08/27/12           306,205
    250,000  Federal National Mortgage Association                     6.00%      12/28/18           250,064
    250,000  Federal National Mortgage Association                     6.00%      01/23/19           250,659
    250,000  Federal National Mortgage Association                     5.50%      04/08/19           248,737
                                                                                                ------------
                                                                                                   3,357,957
                                                                                                ------------
             CORPORATE BONDS  25.4%
             FINANCE  8.8%
    250,000  Ford Motor Credit Company                                 6.70%      07/16/04           253,651
    250,000  Household Finance Corp.                                   8.00%      05/09/05           267,396
    250,000  Stilwell Financial Inc.                                   7.00%      11/01/06           274,396
    250,000  Ford Motor Credit Company                                 6.50%      01/25/07           267,223
    250,000  Bankers Trust NY Corp.                                    6.70%      10/01/07           284,186
    250,000  Household Finance Corp.                                  6.375%      10/15/11           283,895
    200,000  Ford Motor Credit Corp.                                   7.00%      11/26/11           199,960
    250,000  General Motors Acceptance Corporation                     7.00%      02/01/12           272,109
    250,000  Goldman Sachs & Company                                   8.00%      03/01/13           308,243
    250,000  Allstate Corp.                                            7.50%      06/15/13           305,609
    500,000  Harleysville Group                                        5.75%      07/15/13           492,473
    250,000  Security Benefit Life Insurance Company                   8.75%      05/15/16           297,583
    250,000  General Motors Acceptance Corporation                     7.25%      09/15/17           256,190
    250,000  Lincoln National Corp.                                    7.00%      03/15/18           301,348
    500,000  Provident Companies                                       7.00%      07/15/18           479,123
    250,000  Household Finance Corp.                                   5.25%      06/15/23           235,497
    250,000  Nationwide Mutual Insurance Company                       7.50%      02/15/24           258,800
    250,000  Liberty Mutual Insurance Company                          8.50%      05/15/25           294,033
    250,000  Provident Companies                                       7.25%      03/15/28           236,026
    500,000  Farmers Exchange Capital                                  7.05%      07/15/28           508,456
                                                                                                ------------
                                                                                                   6,076,197
                                                                                                ------------
             INDUSTRIAL  13.1%
    250,000  Fort James Corp.                                         6.625%      09/15/04           255,000
    250,000  Motorola, Inc.                                            6.75%      02/01/06           269,032
    265,000  J.C. Penney & Co.                                         6.00%      05/01/06           268,975
    250,000  Lucent Technologies                                       7.25%      07/15/06           263,125

  FACE                                                                                             MARKET
 AMOUNT                                    SECURITY DESCRIPTION                                    VALUE
-----------  -----------------------------------------------------------------------------      ------------
             CORPORATE BONDS (CONTINUED)
             INDUSTRIAL  (continued)
    250,000  Halliburton Company                                       6.00%      08/01/06      $    268,327
    250,000  Steelcase Inc.                                           6.375%      11/15/06           263,331
    250,000  Goodyear Tire & Rubber Co.                               6.625%      12/01/06           239,375
    250,000  Sherwin-Williams Co.                                      6.85%      02/01/07           279,092
    250,000  Corning Inc.                                              7.00%      03/15/07           251,563
    250,000  Goodyear Tire & Rubber Co.                                8.50%      03/15/07           239,375
    350,000  Corning Inc.                                              6.30%      03/01/09           373,165
    500,000  SUPERVALU, Inc.                                          7.875%      08/01/09           594,588
    176,749  Delta Air Lines Inc.                                     7.379%      05/18/10           175,596
    250,000  Daimler Chrysler                                          7.75%      01/18/11           292,397
    250,000  Hertz Corporation                                         7.40%      03/01/11           274,079
    450,000  Northwest Airlines                                       6.841%      04/01/11           443,277
    250,000  General Foods Corporation                                 7.00%      06/15/11           250,471
    250,000  Goodyear Tire & Rubber Co.                               7.857%      08/15/11           207,500
    200,000  Ford Motor Company Debentures                             9.50%      09/15/11           235,833
    250,000  Delta Air Lines Inc.                                      7.11%      09/18/11           249,070
    250,000  American Airlines Inc.                                   7.858%      10/01/11           256,470
    250,000  Kerr McGee Corp.                                          7.00%      11/01/11           250,614
    250,000  Bombardier Inc.                                           6.75%      05/01/12           272,428
    250,000  General Motors Corp.                                     7.125%      07/15/13           273,574
    250,000  Willamette Industries                                    7.125%      07/22/13           290,507
    238,699  General American Transportation                           7.50%      02/28/15           262,620
    250,000  Servicemaster Company                                     7.10%      03/01/18           262,053
    250,000  Daimler Chrysler                                          5.65%      06/15/18           250,389
    350,000  PPG Industries                                            7.40%      08/15/19           420,216
    250,000  Union Carbide Corporation                                 8.75%      08/01/22           250,000
    500,000  The Toro Company                                          7.80%      06/15/27           571,651
                                                                                                ------------
                                                                                                   9,053,693
                                                                                                ------------
             UTILITIES  3.5%
    250,000  Public Services of Colorado                              6.375%      11/01/05           267,175
    250,000  Monongahela Power Company, Inc.                           5.00%      10/01/06           256,250
    250,000  AT&T Corp.                                                7.25%      11/15/06           281,423
    250,000  Xcel Energy Inc.                                          7.00%      12/01/10           292,311
    250,000  TECO Energy, Inc.                                         7.00%      05/01/12           265,000
    250,000  United Utilities                                         5.375%      02/01/19           252,776
    250,000  Verizon Communications Inc.                              6.875%      06/15/12           289,386
    250,000  Vectren Utility Holdings, Inc.                            5.75%      08/01/18           256,928
    250,000  South Jersey Gas Co.                                     7.125%      10/22/18           305,885
                                                                                                ------------
                                                                                                   2,467,134
                                                                                                ------------
             TOTAL CORPORATE BONDS  25.4%                                                         17,597,024

  FACE                                                                                             MARKET
 AMOUNT                                  SECURITY DESCRIPTION                                      VALUE
-----------  -----------------------------------------------------------------------------      ------------
             CONVERTIBLE CORPORATE BONDS   0.4%
             UTILITIES
    300,000  Noram Energy                                              6.00%      03/15/12      $    295,500
                                                                                                ------------
                                                                                                     295,500

  NUMBER
   OF
  SHARES
-----------
             NON-CONVERTIBLE PREFERRED STOCK  0.8%
             FINANCIAL
      2,500  J. P. Morgan Chase & Co. Series A., Adj Rate Pf         $ 5.00                          248,500
     10,000  St. Paul Capital Trust I                                $ 1.90       10/15/50           272,900
                                                                                                ------------
                                                                                                     521,400
                                                                                                ------------

             TOTAL FIXED INCOME SECURITIES  31.5%                                                 21,771,881
                                                                                                ------------

COMMON STOCKS

             BASIC INDUSTRIES  5.3%
     54,000  Bemis Company, Inc.                                                                   1,404,000
     50,000  H. B. Fuller                                                                          1,422,000
     17,000  The Valspar Corporation                                                                 836,910
                                                                                                ------------
                                                                                                   3,662,910
                                                                                                ------------
             CAPITAL GOODS  8.7%
      7,000  Briggs & Stratton Corporation                                                           472,290
     75,000  Graco Inc.                                                                            2,183,250
     10,000  Ingersoll-Rand Company                                                                  676,500
     40,000  MTS Systems Corporation                                                               1,106,800
     27,000  Pentair, Inc.                                                                         1,593,000
                                                                                                ------------
                                                                                                   6,031,840
                                                                                                ------------
             CONSUMER CYCLICAL  1.0%
     15,000  Genuine Parts Company                                                                   490,800
     12,000  Sturm, Ruger & Co., Inc.                                                                162,120
                                                                                                ------------
                                                                                                     652,920
                                                                                                ------------
             CONSUMER STAPLE  8.0%
     26,000  General Mills, Inc.                                                                   1,213,680
      6,000  Hershey Foods Corporation                                                               497,100
     55,000  Hormel Foods Corporation                                                              1,613,150
     20,000  Kimberly Clark                                                                        1,262,000
     40,000  Newell Rubbermaid                                                                       928,000
                                                                                                ------------
                                                                                                   5,513,930
                                                                                                ------------

NUMBER OF                                                                                          MARKET
 SHARES                                  SECURITY DESCRIPTION                                      VALUE
-----------  -----------------------------------------------------------------------------      ------------
             DIVERSIFIED  2.8%
     23,000  General Electric Company                                                           $    701,960
     15,000  3M Company                                                                            1,228,050
                                                                                                ------------
                                                                                                   1,930,010
                                                                                                ------------
             ENERGY  7.2%
     24,000  BP PLC                                                                                1,228,800
     13,000  Burlington Resources Inc.                                                               827,190
     21,200  Exxon Mobil Corporation                                                                 881,708
     12,000  Murphy Oil Corporation                                                                  755,640
     20,000  Schlumberger, Limited                                                                 1,277,000
                                                                                                ------------
                                                                                                   4,970,338
                                                                                                ------------
             FINANCIAL  14.5%
     15,000  American Express Company                                                                777,750
     10,000  Bank of America Corporation                                                             809,800
     20,000  Community First Bankshares, Inc.                                                        642,800
      7,593  Jefferson-Pilot Corp.                                                                   417,691
     22,000  Merrill Lynch & Co., Inc.                                                             1,310,320
     30,000  J. P. Morgan Chase & Co., Inc.                                                        1,258,500
     37,000  St. Paul Companies                                                                    1,480,370
     50,000  U.S. Bancorp                                                                          1,382,500
     35,000  Wells Fargo & Company                                                                 1,983,450
                                                                                                ------------
                                                                                                  10,063,181
                                                                                                ------------
             HEALTH CARE   9.3%
     42,000  Baxter International Inc.                                                             1,297,380
     35,000  Bristol-Myers Squibb Company                                                            848,050
     10,000  Johnson & Johnson                                                                       507,200
     25,000  Merck & Co.                                                                           1,104,750
     45,000  Pfizer Inc.                                                                           1,577,250
     30,000  Wyeth                                                                                 1,126,500
                                                                                                ------------
                                                                                                   6,461,130
                                                                                                ------------
             TECHNOLOGY  6.3%
     50,000  Corning Inc. *                                                                          559,000
     10,000  eFunds Corp. *                                                                          164,000
     20,000  Emerson Electric Co.                                                                  1,198,400
     40,000  Honeywell International Inc.                                                          1,354,000
     12,000  International Business Machines Corporation                                           1,102,080
                                                                                                ------------
                                                                                                   4,377,480
                                                                                                ------------

NUMBER OF                                                                                          MARKET
 SHARES                                  SECURITY DESCRIPTION                                      VALUE
-----------  -----------------------------------------------------------------------------      ------------
             UTILITIES  2.8%
      4,420  NRG Energy Inc.  *                                                                 $     98,124
     30,000  Verizon Communications                                                                1,096,200
     40,000  Xcel Energy Inc.                                                                        712,400
                                                                                                ------------
                                                                                                   1,906,724
                                                                                                ------------
             TOTAL COMMON STOCK  65.9%                                                            45,570,463

             SHORT TERM INVESTMENTS  2.5%
  1,757,121  First American Prime Obligation Fund Class I                                          1,757,121
                                                                                                ------------

             TOTAL INVESTMENTS  99.9%                                                             69,099,464
             OTHER ASSETS AND LIABILITIES (NET)  0.1%                                                103,233
                                                                                                ------------
             NET ASSETS  100%                                                                   $ 69,202,697
                                                                                                ============

* Non-income producing

STATEMENT OF NET ASSETS                                                                   AT MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments at market value (cost $41,531,231)                                              $    63,984,387
Federal Agency Obligations (cost $3,296,675)                                                      3,357,957
Cash                                                                                              1,757,121
Dividends and interest receivable                                                                   410,346
Other receivables                                                                                    15,862
Prepaid expense                                                                                      14,016
                                                                                            ---------------
                                                                                                 69,539,689

LIABILITIES
Accrued management fee                                                   $        34,637
Accrued custodian and transfer agent fee                                           4,922
Payable for securities purchased, not yet received                               297,433            336,992
                                                                         ---------------    ---------------
NET ASSETS
Equivalent to $54.72 per share on 1,264,604 shares outstanding                              $    69,202,697
                                                                                            ===============

STATEMENT OF CHANGES IN NET ASSETS                                FOR THE THREE MONTHS ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
NET ASSETS, December 31, 2003                                                               $    63,877,606
Net investment income, per statement below                               $       565,073
Distribution to shareholders                                                    (439,878)           125,195
Fund shares issued and repurchased:                                      ---------------
   Received for 97,408 shares issued                                           5,301,146
   Paid for 33,426 shares repurchased                                         (1,813,625)         3,487,521
Increase in unrealized net appreciation of investments                   ---------------          1,663,329
Net gain realized from sales of securities                                                           49,046
                                                                                            ---------------
NET ASSETS, March 31, 2004                                                                  $    62,202,697
                                                                                            ===============

STATEMENT OF NET INVESTMENT INCOME                                FOR THE THREE MONTHS ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                   $       368,115
Interest                                                                                            342,934
                                                                                            ---------------
                                                                                                    711,049

EXPENSES
Management fee (Note A)                                                  $        99,709
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A)                                             9,364
Legal and auditing fees and expenses                                               7,346
Insurance                                                                            268
Other Fees and Expenses                                                           29,289            145,976
                                                                         ---------------    ---------------
NET INVESTMENT INCOME                                                                       $       565,073
                                                                                            ===============

NOTE A: The investment management fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment management fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The management fee is computed each month at an annual rate of 0.60% based on the Fund's average daily net assets. The transfer agent fee was paid to U.S. Bancorp Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received no compensation as there were no meetings scheduled during this three month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the three months ended March 31, 2004 aggregated $3,385,537 and $111,973 respectively.

                                 MAIRS AND POWER
                               BALANCED FUND, INC.

                                 A NO-LOAD FUND
            W1520 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
Investment Manager: 651-222-8478           Shareholder Information: 800-304-7404
                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                                  PER SHARE
                                                                 --------------------------------------------
                                                                                DISTRIBUTIONS      DIVIDENDS
                                                                                 OF REALIZED        FROM NET
                              SHARES            TOTAL NET        NET ASSET       SECURITIES        INVESTMENT
         DATES              OUTSTANDING           ASSETS           VALUE            GAINS            INCOME
     -------------          -----------         ----------       ---------      -------------      ----------
     Dec. 31, 1984            155,810            2,729,570          17.52         $  0.45              1.28
     Dec. 31, 1985            183,348            3,837,245          20.93            0.35              1.13
     Dec. 31, 1986            253,724            5,395,111          21.27            1.87              0.98
     Dec. 31, 1987            295,434            5,772,298          19.54            1.09              1.06
     Dec. 31, 1988            317,426            6,569,555          20.70            0.42              1.12
     Dec. 31, 1989            344,486            7,886,058          22.89            0.33              1.08
     Dec. 31, 1990            366,158            8,075,488          22.06            0.07              1.07
     Dec. 31, 1991            400,276           10,676,264          26.67               -              1.00
     Dec. 31, 1992            428,672           11,535,822          26.91            0.30              1.00
     Dec. 31, 1993            476,860           13,441,576          28.19            0.63              0.99
     Dec. 31, 1994            494,968           12,972,976          26.21            0.37              1.03
     Dec. 31, 1995            519,272           16,978,753          32.70            0.28              1.02
     Dec. 31, 1996            558,234           20,565,014          36.84            0.54              1.10
     Dec. 31, 1997            632,540           28,789,593          45.52            0.35              1.19
     Dec. 31, 1998            766,420           38,355,609          50.05            0.60              1.24
     Dec. 31, 1999            810,184           40,610,878          50.13            0.81              1.39
     Dec. 31, 2000            797,699           41,369,866          51.86            4.92              1.58
     Dec. 31, 2001            845,613           42,036,955          49.71               -              1.45
     Dec. 31, 2002            959,342           43,261,467          45.09               -              1.45
     Dec. 31, 2003          1,200,622           63,877,606          53.20            0.08              1.43
     Mar. 31, 2004          1,264,604           69,202,697          54.72               -              0.35

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

   THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED MARCH 31, 2004)
                                 ARE AS FOLLOWS:

     1 YEAR: +27.0%                5 YEARS: +7.3%               10 YEARS: +12.5%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF
                               FUTURE PERFORMANCE.
    THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE
     SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF
  TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
                                  FUND SHARES.

                             OFFICERS AND DIRECTORS

  William B. Frels, President and Director      Norbert J. Conzemius, Director
  Jon A. Theobald, Secretary                    Charlton Dietz, Director
  Peter G. Robb, Vice-President                 Charles M. Osborne, Director
  Lisa J. Hartzell, Treasurer                   Edward C. Stringer, Director